Financial Instruments - Schedule of Lowest Level of Input that is Significant to the Fair Value Measurement (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Financial assets
Cash and cash equivalents	$ 363,978	$ 152,942
Short-term investments - money market instruments	4,762	30,620
Investments in public companies	14,743	43,035
Investments in private companies	2,534	3,219
Financial liability
Derivative liabilities	50,768
Level 1 [Member]
Financial assets
Cash and cash equivalents	363,978	152,942
Short-term investments - money market instruments	4,762	30,620
Investments in public companies	14,743	41,818
Investments in private companies
Financial liability
Derivative liabilities
Level 2 [Member]
Financial assets
Cash and cash equivalents
Short-term investments - money market instruments
Investments in public companies
Investments in private companies
Financial liability
Derivative liabilities	50,768
Level 3 [Member]
Financial assets
Cash and cash equivalents
Short-term investments - money market instruments
Investments in public companies		1,217
Investments in private companies	2,534	$ 3,219
Financial liability
Derivative liabilities